Schedule of Accounts Receivables (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable, net	$ 1,074,000	$ 1,257,000
Accounts receivables, gross	1,614,000	1,704,000
Allowance for doubtful debt	540,000	447,000
Allowance for doubtful debt	(540,000)	(447,000)
Accounts receivable, net	1,074,000	1,257,000
Beginning balance	447,000
Foreign exchange translation	2,000
Closing balance	540,000	447,000
Future NRG Sdn. Bhd. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable, net	292,693	320,516	323,587
Allowance for doubtful debt		312,455	251,199
Allowance for doubtful debt		(312,455)	(251,199)
Accounts receivable, net	292,693	320,516	323,587
Trade receivables, gross	258,005	602,579	538,423
Less: Allowance for expected credit losses		(312,455)	(251,199)
Trade receivables, net	258,005	290,124	287,224
Other receivables	9,810	9,850	17,875
Refundable deposits	20,460	20,542	18,488
Beginning balance	312,455	251,199	213,421
Charge for the year		35,616	32,318
Foreign exchange translation		25,640	5,460
Closing balance		312,455	$ 251,199
Prepayments	$ 4,418